Accrued Expenses and Other Liabilities (Details) - Schedule of Accrued Expenses and Other Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accrued Expenses and Other Liabilities [Abstract]
Government authorities	$ 12,965	$ 15,297
Accrued expenses and other liabilities	15,635	19,409
Accrued expenses and other liabilities, total	$ 28,600	$ 34,706